Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share-Based Compensation [Abstract]
Schedule Of Restricted Stock Units And Restricted Stocks Activity

The following table presents movements in the outstanding restricted stock units and restricted stock under the AerCap Holdings N.V. Equity Plans during the year ended December 31, 2016:

	Year Ended December 31, 2016
	Number of time based restricted stock units and restricted stock	Number of performance based restricted stock units and restricted stock	Weighted average grant date fair value of time based grants ($)	Weighted average grant date fair value of performance based grants ($)
Number at beginning of period	3,739,690	5,554,011	$39.81	$45.42
Granted (a)	307,907	276,669	41.12	40.14
Transfers between categories	64,448	(64,448)	46.59	46.59
Vested (b)	(495,508)	(180,480)	13.76	19.39
Cancelled	(36,703)	(73,410)	45.90	45.90
Number at end of period (c)	3,579,834	5,512,342	$42.78	$46.19

(a)

Includes 180,000 restricted stock granted under the AerCap Holdings N.V. Equity Plans, of which 111,901 restricted stock were issued with the remaining restricted stock being withheld and applied to pay the taxes involved.

(b)

279,594 restricted stock units, which were previously granted under the AerCap Holdings N.V. Equity Plans, vested. In connection with the vesting of the restricted stock units, the Company issued, in full satisfaction of its obligations, 150,082 ordinary shares to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved. In addition, restrictions on 396,394 restricted stock (253,040 restricted stock net of withholding for taxes) lapsed during the period.

(c)

During the year ended December 31, 2016, 807,227 restricted stock units that had been issued previously were converted to restricted stock of which 541,037 were issued with the remaining stock being withheld and applied to pay the taxes involved. The converted restricted stock remained subject to restrictions and conditions identical to the restricted stock units, including vesting and forfeiture conditions.

Summary Of Outstanding Stock Options Under Equity Incentive Plan 2006 Activity

The following table presents movements in the outstanding stock options under the Equity Incentive Plan 2006 (no options were granted under the Equity Incentive Plan 2012 or Equity Incentive Plan 2014) and the stock options that rolled over from the amalgamation of Genesis in 2010 during the year ended December 31, 2016. All outstanding options were vested.

	Year Ended December 31, 2016
	Number of options	Weighted average exercise price ($)
Options outstanding at beginning of period	519,693	$19.08
Exercised	(379,648)	23.90
Options outstanding at end of period (a)	140,045	$6.02

(a)

Includes 2,100 AER options granted to former Genesis directors and employees at the closing of the amalgamation with Genesis on March 25, 2010. These options were issued pursuant to a separate board resolution, and were not issued under any of the AerCap Holdings N.V. Equity Plans.

Summary Of Expected Sharebased Compensation Expenses Assuming Established Performance Criteria Are Met And No Forfeitures Occur

The following table presents our expected share-based compensation expense assuming that the established performance criteria are met and that no forfeitures occur:

Expected share-based compensation expense
(U.S. dollar amounts in millions)
2017	$98.1
2018	47.6
2019	7.9
2020	0.6